Securities purchased under agreements to resell - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of securities purchased under agreements to resell [Abstract]
Investments in purchase and sale commitments, interest rate	4.63%	6.43%
Securities purchased under agreements to resell	R$ 654,057	R$ 488,809	R$ 420,958